Consolidated Balance Sheets - USD ($) $ in Thousands	May 31, 2018	May 31, 2017
Current assets
Cash and cash equivalents	$ 983,319	$ 641,018
Restricted cash	47	44
Term deposits	107,741	195,085
Short-term investments	1,623,763	1,312,942
Accounts receivable, net of allowance of US$585 and US$485 as of May 31, 2017 and 2018, respectively	3,179	3,343
Inventory, net	40,175	31,742
Prepaid expenses and other current assets, net of allowance of US$595 and US$914 as of May 31, 2017 and 2018, respectively	182,095	119,397
Amounts due from related parties, current	1,595	5,948
Long-term investments due within one year		16,743
Total current assets	2,941,914	2,326,262
Restricted cash, non-current	3,399	3,608
Property and equipment, net	449,592	282,800
Land use rights, net	3,785	3,668
Amounts due from related parties, non-current	2,226	1,748
Long-term deposits	40,099	24,023
Long-term prepaid rent	191	849
Intangible assets, net	8,544	4,005
Goodwill, net	31,729	14,083
Long-term investments, net	433,333	217,259
Deferred tax assets, non-current, net	43,323	28,858
Other non-current assets	19,577	17,816
Total assets	3,977,712	2,924,979
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to the Company of US$24,138 and US$39,279 as of May 31, 2017 and 2018, respectively)	39,889	24,258
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company of US$238,864 and US$335,955 as of May 31, 2017 and 2018, respectively)	373,537	260,700
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to the Company of US$40,306 and US$54,844 as of May 31, 2017 and 2018, respectively)	67,233	51,045
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to the Company of US$48 and US$30 as of May 31, 2017 and 2018, respectively)	30	48
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to the Company of US$833,932 and US$1,244,748 as of May 31, 2017 and 2018, respectively)	1,270,195	866,630
Total current liabilities	1,750,884	1,202,681
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company of US$2,174 and US$12,629 as of May 31, 2017 and 2018, respectively)	12,133	2,220
Total liabilities	1,763,017	1,204,901
Commitments and contingencies (Note 21)
Mezzanie Equity
Redeemable non-controllinginterests	206,624
Equity
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2017 and 2018; 158,379,387 shares issued as of May 31, 2017 and 2018; 157,687,444 and 158,319,910 shares outstanding as of May 31, 2017 and 2018, respectively)	1,584	1,584
Treasury stock	(1)	(7)
Additional paid-in capital	129,059	249,126
Statutory reserves	263,518	219,975
Retained earnings	1,352,543	1,171,109
Accumulated other comprehensive income	244,886	39,161
Total New Oriental Education & Technology Group Inc. shareholders' equity	1,991,589	1,680,948
Non-controlling interests	16,482	39,130
Total equity	2,008,071	1,720,078
Total liabilities and equity	$ 3,977,712	$ 2,924,979